Organization and Summary of Significant Accounting Policies (Details 6) - USD ($) $ in Thousands	Jun. 28, 2015	Jun. 29, 2014
Intangible assets carrying value and accumulated amortization
Patents, engineering drawings and software	$ 890	$ 890
Less: accumulated amortization	(651)	(552)
Total	$ 239	$ 338